Victory Portfolios III
Victory Growth and Tax Strategy Fund	Victory Cornerstone Moderately Conservative Fund
Victory Precious Metals and Minerals Fund	Victory Cornerstone Moderate Fund
Victory Emerging Markets Fund	Victory Cornerstone Moderately Aggressive Fund
Victory Treasury Money Market Trust	Victory Cornerstone Aggressive Fund
Victory International Fund	Victory Cornerstone Equity Fund
Victory World Equity Fund (formerly, Victory	Victory Global Equity Income Fund
Sustainable World Fund)	Victory Target Managed Allocation Fund
Victory Government Securities Fund
Victory Cornerstone Conservative Fund

Supplement dated November 12, 2026,

to the Statement of Additional Information dated July 1, 2026 (“SAI”),

The subsection referencing Victory Income Investors under the section titled PORTFOLIO MANAGER DISCLOSURE on pages

74-75 of the SAI has been deleted and replaced with the following:

Victory Income Investors

Accounts Managed

The following table sets forth the accounts for which the Fund’s portfolio managers were primarily responsible for the day -to-day portfolio management as of the fiscal year ended February 28, 2026.

	Registered		Other Pooled		Other
	Investment		Investment		Accounts
	Companies		Vehicles
	Number	Total	Number	Total	Number	Total
	of	Assets	of	Assets (in	of	Assets (in
Name	Accounts	(in Millions)	Accounts	Millions)	Accounts	Millions)
Victory Income Investors
R. Neal Graves	19	$27,971	0	$—	0	$—
James F. Jackson Jr.	19	$27,971	5	$657	6	$309
Andrew Hattman*	13	$9,657	0	$—	0	$—
Lauren Spalten*	13	$9,657	0	$—	0	$—
Douglas J. Rollwitz	5	$6,222	0	$—	0	$—
Zachary Winters	1	$89	0	$—	0	$—

* Information is as of September 30, 2026.

The following table lists the number and types of Performance-Based accounts managed by each individual and assets under management in those accounts as of the last completed fiscal year.

	Registered		Other Pooled		Other
	Investment		Investment		Accounts
	Companies		Vehicle
	Number	Total	Number	Total	Number	Total
	of	Assets	of	Assets	of	Assets
Name	Accounts	(in Millions)	Accounts	(in Millions)	Accounts	(in Millions)
Victory Income Investors
R. Neal Graves	6	$14,492	0	$—	0	$—
James F. Jackson Jr.	6	$14,492	0	$—	0	$—
Andrew Hattman*	7	$6,369	0	$—	0	$—
Lauren Spalten*	7	$6,369	0	$—	0	$—
Douglas J. Rollwitz	2	$3,040	0	$—	0	$—
Zachary Winters	0	$—	0	$—	0	$—

* Information is as of September 30, 2026.

Portfolio Ownership: As of February 28, 2026, the dollar range of shares beneficially owned by the portfolio managers of the Funds are set forth below:

Dollar Range of Shares
Portfolio Manager	Fund	Beneficially Owned
R. Neal Graves	Victory Government Securities Fund	$100,001-$500,000

James F. Jackson Jr.	Victory Government Securities Fund	$10,001 - $50,000
Zachary Winters	Victory Government Securities Fund	$10,001 - $50,000
Lauren Spalten	Victory Growth and Tax Strategy Fund	None

	Victory Treasury Money Market Trust*	None

Andrew Hattman	Victory Growth and Tax Strategy Fund	None

	Victory Treasury Money Market Trust*	None

Douglas J. Rollwitz	Victory Treasury Money Market Trust	None

* Ownership is as of September 30, 2026.

If you wish to obtain more information, please call the Victory Funds at 800-235-8396 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

34294-00-1126

Victory Portfolios III
Victory Aggressive Growth Fund	Victory High Income Fund
Victory Growth Fund	Victory Small Cap Stock Fund
Victory Growth & Income Fund	Victory Capital Growth Fund
Victory Income Stock Fund	Victory Value Fund
Victory Income Fund	Victory Extended Market Index Fund
Victory Short-Term Bond Fund	Victory 500 Index Fund
Victory Science & Technology Fund	Victory Nasdaq-100 Index Fund
Victory Money Market Fund	Victory Global Managed Volatility Fund
Victory Core Plus Intermediate Bond Fund	Victory Ultra Short-Term Bond Fund

Supplement dated November 12, 2026,

to the Statement of Additional Information dated September 1, 2026 (“SAI”),

as may be supplemented from time to time

The section titled PORTFOLIO MANAGER DISCLOSURE pages-88-98 of the SAI has been deleted in its entirety and replaced with the following:

PORTFOLIO MANAGER DISCLOSURE

VICTORY CAPITAL

This section includes information about the Funds' portfolio managers, including information concerning other accounts they manage, the dollar range of Fund shares they own, and how they are compensated. For each Fund, the portfolio managers listed in the following table manage all of the other investment companies, other pooled investment vehicles, and other accounts shown below as a team.

Victory Income Investors

Accounts Managed

The following table sets forth the accounts for which the Funds’ portfolio managers were primarily responsible for the day-to-day portfolio management as of the fiscal year ended April 30, 2026.

	Registered		Other Pooled
	Investment		Investment		Other
	Companies		Vehicles		Accounts
		Total		Total		Total
	Number	Assets	Number	Assets	Number	Assets
	of	(in	of	(in	of	(in
Name	Accounts	Millions)	Accounts	Millions)	Accounts	Millions)
Kurt Daum	8	$19,291	0	$ —	0	$ —

Brian W. Smith	8	$17,712	0	$ —	0	$ —
R. Neal Graves	18	$27,578	0	$ —	6	$307
Andrew Hattman	11	$7,427	0	$ —	0	$ —
Lauren Spalten	11	$7,427	0	$ —	0	$ —
James F. Jackson Jr	18	$27,578	5	$597	6	$307
Douglas J. Rollwitz	5	$6,129	0	$ —	0	$ —
Jason Lincoln	1	$85	0	$ —	0	$ —
Zachary Winters	1	$85	0	$ —	0	$ —

The following table lists the number and types of Performance-Based accounts managed by each individual and assets under management in those accounts as of the fiscal year ended April 30, 2026.

	Registered		Other Pooled
	Investment		Investment		Other
	Companies		Vehicle		Accounts
		Total		Total		Total
	Number	Assets	Number	Assets	Number	Assets
	of	(in	of	(in	of	(in
Name	Accounts	Millions)	Accounts	Millions)	Accounts	Millions)
Kurt Daum	4	$12,657	0	$—	0	$—

Brian Smith	4	$11,992	0	$—	0	$—
R. Neal Graves	6	$14,164	0	$—	0	$—
Andrew Hattman	6	$6,472	0	$—	0	$—
Lauren Spalten	6	$6,472	0	$—	0	$—
James F. Jackson Jr	6	$14,164	0	$—	0	$—
Douglas J. Rollwitz	2	$3,037	0	$—	0	$—
Jason Lincoln	0	$—	0	$—	0	$—
Zachary Winters	0	$—	0	$—	0	$—

Portfolio Ownership: As of April 30, 2026, the dollar range of shares beneficially owned by the portfolio managers of the Funds are set forth below:

Portfolio Manager	Fund	Dollar Range
Kurt Daum	Victory Core Plus Intermediate Bond Fund	$500,001-$1,000,000

	Victory High Income Fund	$500,001-$1,000,000
	Victory Income Fund	$10,001-$50,000
	Victory Short-Term Bond Fund	$1-$10,000
R. Neal Graves	Victory Short-Term Bond Fund	$500,001 - $1,000,000
	Victory Core Plus Intermediate Bond Fund	$100,001-$500,000
	Victory High Income Fund	$100,001-$500,000

	Victory Income Fund	$500,001-$1,000,000
	Victory Ultra Short-Term Bond Fund	$500,001-$1,000,000
James J. Jackson, Jr.	Victory Short-Term Bond Fund	$1-$10,000
	Victory Core Plus Intermediate Bond Fund	$1-$10,000
	Victory High Income Fund	$1-$10,000
	Victory Income Fund	$50,001-$100,000
	Victory Ultra Short-Term Bond Fund	$1-$10,000
Brian W. Smith	Victory Short-Term Bond Fund	$100,001-$500,000
	Victory Core Plus Intermediate Bond Fund	$1-$10,000
	Victory Ultra Short-Term Bond Fund	None
	Victory Income Fund	$1-$10,000
Douglas J. Rollwitz	Victory Short-Term Bond Fund	$10,001-$50,000
	Victory Ultra Short-Term Bond Fund	$50,001-$100,000
	Victory Money Market Fund	None
Jason Lincoln	Victory High Income Fund	$10,001-$50,000
Zachary Winters	Victory Ultra Short-Term Bond Fund	$100,001-$500,000
Andrew Hattman	Victory Money Market Fund	None
Lauren Spalten	Victory Money Market Fund	None

RS Investments

Accounts Managed

The following table sets forth accounts for which the Funds’ portfolio managers were primarily responsible for the day-to-day portfolio management as of the fiscal year ended April 30, 2026.

	Registered		Other Pooled
	Investment		Investment		Other
	Companies		Vehicles		Accounts
		Total		Total		Total
	Number	Assets	Number	Assets	Number	Assets
	of	(in	of	(in	of	(in
Name	Accounts	Millions)	Accounts	Millions)	Accounts	Millions)
D. Scott Tracy	8	$4,604	3	$ 84	2	$53
Stephen J. Bishop	9	$4,826	3	$ 84	0	$—
Melissa Chadwick-Dunn	8	$4,604	3	$ 84	0	$—
Paul Leung	9	$4,826	3	$ 84	0	$—
U-Wen Kok	6	$4,118	3	$736	26	$7,327
Adam Mezan	6	$4,118	3	$736	26	$7,327
Robert J. Harris	9	$2,415	2	$126	13	$90
Joseph Mainelli	9	$2,415	2	$126	13	$90

The following table lists the number and types of Performance-Based accounts managed by each individual and assets under management in those accounts as of the fiscal year ended April 30, 2026.

	Registered		Other Pooled
	Investment		Investment		Other
	Companies		Vehicle		Accounts
		Total		Total		Total
	Number	Assets	Number	Assets	Number	Assets
	of	(in	of	(in	of	(in
Name	Accounts	Millions)	Accounts	Millions)	Accounts	Millions)
D. Scott Tracy	4	$3,716	0	$—	2	$53

Stephen J. Bishop	4	$3,716	0	$—	0	$—
Melissa Chadwick-Dunn	4	$3,716	0	$—	0	$—
Paul Leung	4	$3,716	0	$—	0	$—
U-Wen Kok	3	$1,588	0	$—	0	$—
Adam Mezan	3	$1,588	0	$—	0	$—
Robert J. Harris	3	$898	0	$—	0	$—
Joseph Mainelli	3	$898	0	$—	0	$—

Portfolio Ownership: As of April 30, 2026, the dollar range of shares beneficially owned by the portfolio managers of the Funds are set forth below:

Portfolio Manager	Fund	Dollar Range
D. Scott Tracy	Victory Aggressive Growth Fund	None

	Victory Growth & Income Fund	None
	Victory Growth Fund	None
Stephen J. Bishop	Victory Aggressive Growth Fund	None
	Victory Growth & Income Fund	None
	Victory Growth Fund	None
	Victory Science & Technology Fund	None
Melissa Chadwick-Dunn	Victory Aggressive Growth Fund	None
Victory Growth & Income Fund	None
	Victory Growth Fund	None
Paul Leung	Victory Aggressive Growth Fund	None
	Victory Growth & Income Fund	None
	Victory Growth Fund	None
	Victory Science & Technology Fund	None
U-Wen Kok	Victory Capital Growth Fund	None
Adam Mezan	Victory Capital Growth Fund	None
Robert J. Harris	Victory Value Fund	None
Joseph Mainelli	Victory Value Fund	None

Trivalent Investments

Accounts Managed

The following table sets forth accounts for which the Fund’s portfolio managers were primarily responsible for the day -to-day portfolio management as of the fiscal year ended April 30, 2026.

	Registered		Other Pooled
	Investment		Investment		Other
	Companies		Vehicles		Accounts
		Total		Total		Total
	Number	Assets	Number	Assets	Number	Assets
	of	(in	of	(in	of	(in
Name	Accounts	Millions)	Accounts	Millions)	Accounts	Millions)
Peter S. Carpenter	4	$1,063	2	$148	1	$237

Jeffrey R. Sullivan	4	$1,063	2	$148	1	$237

The following table lists the number and types of Performance-Based accounts managed by each individual and assets under management in those accounts as of the fiscal year ended April 30, 2026.

	Registered		Other Pooled
	Investment		Investment		Other
	Companies		Vehicle		Accounts
		Total		Total		Total
	Number	Assets	Number	Assets	Number	Assets
	of	(in	of	(in	of	(in
Name	Accounts	Millions)	Accounts	Millions)	Accounts	Millions)
Peter S. Carpenter	3	$749	0	$—	0	$—
Jeffrey R. Sullivan	3	$749	0	$—	0	$—

Portfolio Ownership: As of April 30, 2026, no portfolio managers of Trivalent Investments beneficially owned any shares of the Fund they manage.

Pioneer Investments

Accounts Managed

The following table sets forth accounts for which the Fund’s portfolio managers were primarily responsible for the day -to-day portfolio management as of the fiscal year ended April 30, 2026.

	Registered		Other Pooled
	Investment		Investment		Other
	Companies		Vehicle		Accounts
		Total		Total		Total
	Number	Assets	Number	Assets	Number	Assets
	of	(in	of	(in	of	(in
Name	Accounts	Millions)	Accounts	Millions)	Accounts	Millions)
Jeff Kripke	2	$11,310	5	$10,138	5	$5,196

Craig Sterling	5	$16,045	8	$11,581	5	$4,816
James Yu	2	$11,310	5	$10,517	5	$4,816
Matthew Gormley	3	$ 9,670	3	$ 4,372	34	$6,890

The following table lists the number and types of Performance-Based accounts managed by each individual and assets under management in those accounts as of the fiscal year ended April 30, 2026.

	Registered		Other Pooled
	Investment		Investment		Other
	Companies		Vehicle		Accounts
		Total		Total		Total
	Number	Assets	Number	Assets	Number	Assets
	of	(in	of	(in	of	(in
Name	Accounts	Millions)	Accounts	Millions)	Accounts	Millions)
Jeff Kripke	1	$11,126	1	$8,180	1	$2,321
Craig Sterling	1	$11,126	4	$9,243	1	$2,321
James Yu	1	$11,126	1	$8,180	1	$2,321
Matthew Gormley	0	$—	1	$3,121	0	$—

Portfolio Ownership: As of April 30, 2026, no portfolio managers of Pioneer Investments beneficially owned any shares of the Fund they manage.

Victory Solutions

Accounts Managed

The following table sets forth the accounts for which the Funds’ portfolio managers were primarily responsible for the day-to-day portfolio management as of the fiscal year ended April 30, 2026.

	Registered		Other Pooled
	Investment		Investment		Other
	Companies		Vehicles		Accounts
		Total		Total		Total
	Number	Assets	Number	Assets	Number	Assets
	of	(in	of	(in	of	(in
Name	Accounts	Millions)	Accounts	Millions)	Accounts	Millions)
Mannik Dhillon	55	$77,017	3	$45	22	$3,768

Lance Humphrey	32	$49,083	0	$—	4	$1,543
Elie Masri	3	$ 3,920	0	$—	0	$—
Lela Dunlap	40	$54,532	0	$—	0	$—

The following table lists the number and types of Performance-Based accounts managed by each individual and assets under management in those accounts as of the fiscal year ended April 30, 2026.

	Registered		Other Pooled
	Investment		Investment		Other
	Companies		Vehicle		Accounts
		Total		Total		Total
	Number	Assets	Number	Assets	Number	Assets
	of	(in	of	(in	of	(in
Name	Accounts	Millions)	Accounts	Millions)	Accounts	Millions)
Mannik Dhillon	14	$22,138	0	$—	0	$—

Lance Humphrey	5	$5,197	0	$—	0	$—
Elie Masri	3	$3,920	0	$—	0	$—
Lela Dunlap	1	$906	0	$—	0	$—

Portfolio Ownership: As of April 30, 2026, the dollar range of shares beneficially owned by the portfolio managers of the Funds are set forth below:

Portfolio Manager	Fund	Dollar Range
Mannik Dhillon	Victory Aggressive Growth Fund	None

	Victory Capital Growth Fund	None
	Victory Income Stock Fund	$1 - $10,000
	Victory Growth & Income Fund	None
	Victory Growth Fund	None
	Victory Science & Technology Fund	None
	Victory Small Cap Stock Fund	$1 - $10,000
	Victory Value Fund	$1 – 10,000
	Victory Global Managed Volatility Fund	None
	Victory 500 Index Fund	None
	Victory Extended Market Index Fund	None
	Victory Nasdaq-100 Index Fund	$50,001- $100,000
Lance Humphrey	Victory Income Stock Fund	$100,001 - $500,000
	Victory Global Managed Volatility Fund	None
	Victory Science & Technology Fund	None
	Victory Small Cap Stock Fund	None
Elie Masri	Victory Income Stock Fund	$10,001 - $50,000
Lela Dunlap	Victory 500 Index Fund	None
	Victory Extended Market Index Fund	None
	Victory Nasdaq-100 Index Fund	None

WestEnd

Accounts Managed

The following table sets forth the accounts for which the Funds’ portfolio managers were primarily responsible for the day-to-day portfolio management as of the fiscal period ended April 30, 2026.

	Registered		Other Pooled
	Investment		Investment		Other
	Companies		Vehicles		Accounts
		Total		Total		Total
	Number	Assets	Number	Assets	Number	Assets
	of	(in	of	(in	of	(in
Name	Accounts	Millions)	Accounts	Millions)	Accounts	Millions)
Fritz Porter	2	$985	0	$—	89	$26,424

Ned Durden	2	$985	0	$—	89	$26,424
Ty Peebles	2	$985	0	$—	89	$26,424
Jacob Buchanan	2	$985	0	$—	89	$26,424

The following table lists the number and types of Performance-Based accounts managed by each individual and assets under management in those accounts as of the fiscal year ended April 30, 2026.

	Registered		Other Pooled
	Investment		Investment		Other
	Companies		Vehicle		Accounts
		Total		Total		Total
	Number	Assets	Number	Assets	Number	Assets
	of	(in	of	(in	of	(in
Name	Accounts	Millions)	Accounts	Millions)	Accounts	Millions)
Fritz Porter	0	$—	0	$—	0	$—

Ned Durden	0	$—	0	$—	0	$—
Ty Peebles	0	$—	0	$—	0	$—
Jacob Buchanan	0	$—	0	$—	0	$—

Portfolio Ownership: As of April 30, 2026, no portfolio managers of WestEnd beneficially owned any shares of the Fund they manage.

Conflicts of Interest

The Adviser’s portfolio managers are often responsible for managing one or more Funds as well as other accounts, such as separate accounts, and other pooled investment vehicles, such as collective trust funds or unregistered hedge funds. A portfolio manager may manage other accounts which have materially higher fee arrangements than a Fund and may, in the future, manage other accounts which have a performance-based fee. A portfolio manager also may make personal investments in accounts he or she manages or supports. The side-by-side management of the Funds along with other accounts may raise potential conflicts of interest by incenting a portfolio manager to direct a disproportionate amount of: (1) their attention; (2) limited investment opportunities, such as less liquid securities or initial public offering; and/or (3) desirable trade allocations to such other accounts. In addition, certain trading practices, such as cross-trading between Funds or between a Fund and another account, raise conflict of interest issues. The Adviser has adopted numerous compliance policies and procedures, including a Code of Ethics, and brokerage and trade allocation policies and procedures, which seek to address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Adviser has a designated Chief Compliance Officer (selected in accordance with the federal securities laws) and compliance staff whose activities are focused on monitoring the activities of the Adviser’s investment franchises and employees in order to detect and address potential and actual conflicts of interest. However, there can be no assurance that the Adviser’s compliance program will achieve its intended result.

Portfolio Manager Compensation

The Adviser has designed the structure of its portfolio managers’ compensation to (1) align portfolio managers’ interests with those of the Adviser’s clients with an emphasis on long-term, risk-adjusted investment performance, (2) help the Adviser attract and retain high-quality investment professionals, and (3) contribute to the Adviser’s overall financial success. Each of the portfolio managers receives a base salary plus an annual incentive bonus for managing a Fund, separate accounts, other investment companies, other pooled investment vehicles and other accounts (including any accounts for which the Adviser receives a performance fee) (together, “Accounts”). A portfolio manager’s base salary is dependent on the portfolio manager’s level of experience and expertise. The Adviser monitors each portfolio manager’s base salary relative to salaries paid for similar positions with peer firms by reviewing data provided by various independent, third-party consultants that specialize in competitive salary information. Such data, however, is not considered to be a definitive benchmark.

Members of the Adviser’s Victory Solutions platform may earn incentive compensation based on the performance of the Victory Solutions platform. Members of the Adviser’s other investment franchises may earn incentive compensation based on a percentag e of the Adviser’s revenue attributable to fees paid by Accounts managed by that team. The chief investment officer or a senior member of the team, in coordination with the Adviser, determines the allocation of the incentive compensation earned by the team among the team’s portfolio managers by establishing a “target” incentive for each portfolio manager based on the portfolio manager’s le vel of experience and expertise in the portfolio manager’s investment style. Individual performance is based on objectives established annually using performance metrics such as portfolio structure and positioning, research, stock selection, asset growth, client retention, presentation skills, marketing to prospective clients and contribution to the Adviser’s philosophy and values, such as leadership, risk management and teamwork. The annual incentive bonus also factors in individual investment performance of each portfolio manager’s portfolio or Fund relative to a selected peer group(s). The overall performance results for a portfolio manager are based on the composite performance of all Accounts managed by that manager on a combination of one-, three-, and five-year rolling performance periods as compared to the performance information of a peer group of similarly-managed competitors.

The Adviser’s portfolio managers may participate in the equity ownership plan of the Adviser’s parent company. There is an on going annual equity pool granted to certain employees based on their contribution to the firm. Eligibility for participation in these incentive programs depends on the manager’s performance and seniority.

GIM

Other Accounts Managed

The following table sets forth other accounts for which the Victory Small Cap Stock Fund’s portfolio managers were primarily responsible for the day-to-day portfolio management as of the fiscal year ended April 30, 2026.

	Registered		Other Pooled
	Investment		Investment		Other
	Companies		Vehicles		Accounts
		Total		Total		Total
	Number	Assets	Number	Assets	Number	Assets
	of	(in	of	(in	of	(in
Name	Accounts	Millions)	Accounts	Millions)	Accounts	Millions)
Andrew L. Beja	1	$291	4	$808	58	$2,218

David M. Rose	1	$291	1	$4	14	$1,155
Jeffrey A. Harrison	1	$ 16	1	$4	9	$1,006
Richard Watson	0	$ —	1	$4	6	$989
Kelvin Jiang	0	$ —	1	$4	5	$989

The following table lists the number and types of Performance-Based accounts managed by each individual and assets under management in those accounts as of the fiscal year ended April 30, 2026.

	Registered		Other Pooled
	Investment		Investment		Other
	Companies		Vehicle		Accounts
		Total		Total		Total
	Number	Assets	Number	Assets	Number	Assets
	of	(in	of	(in	of	(in
Name	Accounts	Millions)	Accounts	Millions)	Accounts	Millions)
Andrew L. Beja	0	$—	0	$—	2	$23

David M. Rose	0	$—	0	$—	0	$—
Jeffrey A. Harrison	0	$—	0	$—	0	$—
Richard Watson	0	$—	0	$—	0	$—
Kelvin Jiang	0	$—	0	$—	0	$—

Conflicts of Interest: The portfolio management team responsible for managing the Portfolio has similar responsibilities to other clients of GIM. The firm has established policies and procedures to address the potential conflicts of interest inherent in managing portfolios for multiple clients. These policies and procedures are designed to prevent and detect favorable treatment of one account over another, and include policies for allocating trades equitably across multiple accounts, monitoring the composition of client portfolios to ensure that each reflects the investment profile of that client, and reviewing the performance of accounts of similar styles. Additionally, each employee of GIM is bound by its Code of Ethics, which establishes policies and procedures designed to ensure that clients’ interests are placed before those of an individual or the firm.

Compensation: The GIM Portfolio is managed by the portfolio management team at GIM. The portfolio managers’ compensation is made up of a base salary plus a performance bonus. Base salary for portfolio managers varies depending on qualitative and quantitative factors such as salary levels in the industry, experience, length of employment, and the nature and number of other duties for which he or she has responsibility. The performance bonus is based on a number of factors including the one-and three-year returns, before management fees and taxes, of each account managed relative to its benchmark (the Russell 2000 Growth Index for the GIM sub Portfolio); the one-and three-year returns, before management fees and taxes, of each account managed relative to the benchmark sector for which that manager has responsibility; and the value of the assets managed by that manager. Additionally, each individual participates in the overall profit of the firm through a profit sharing plan.

Portfolio Ownership: As of the fiscal period ended April 30, 2026, no portfolio manager of GIM, who managed the Fund, beneficially owned shares of the Victory Small Cap Stock Fund.

Loomis Sayles

Other Accounts Managed

The following table sets forth other accounts for which the Victory Growth Fund’s portfolio managers were primarily responsible for the day-to-day portfolio management as of the fiscal year ended April 30, 2026.

	Registered		Other Pooled
	Investment		Investment		Other
	Companies		Vehicles		Accounts
		Total		Total		Total
	Number	Assets	Number	Assets	Number	Assets
	of	(in	of	(in	of	(in
Name	Accounts	Millions)	Accounts	Millions)	Accounts	Millions)
Aziz V. Hamzaogullari	19*	$32,291*	21	$20,264	155	$41,440

*Excludes Victory Growth Fund.

The following table lists the number and types of Performance-Based accounts managed by each individual and assets under management in those accounts as of the fiscal year ended April 30, 2026.

	Registered		Other Pooled
	Investment		Investment		Other
	Companies		Vehicle		Accounts
		Total		Total		Total
	Number	Assets	Number	Assets	Number	Assets
	of	(in	of	(in	of	(in
Name	Accounts	Millions)	Accounts	Millions)	Accounts	Millions)
Aziz V. Hamzaogullari	0	$—	3	$466	1	$365

Portfolio Ownership: As of the fiscal year ended April 30, 2026, Mr. Hamzaogullari didn’t beneficially own any shares of the Victory Growth Fund.

Conflicts of Interest: Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the Funds and other accounts managed by the Portfolio Managers. A Portfolio Manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees, accounts of affiliated companies and accounts in which the Portfolio Manager has an interest. In addition, due to differences in the investment strategies or restrictions among a Fund and a Portfolio Manager’s other accounts, the Portfolio Manager may take action with respect to another account that differs from the action taken with respect to the Fund(s). Although such favorable treatment could lead to more favorable investment opportunities or allocations for some accounts and may appear to create additional conflicts of interest for the Portfolio Manager in the allocation of management time and resources, Loomis Sayles strives to ensure that Portfolio Managers endeavor to exercise their discretion in a manner that is equitable to all interested persons. Furthermore, Loomis Sayles makes investment decisions for all accounts (including institutional accounts, mutual funds, hedge funds and affiliated accounts) based on each account’s investment objective, investment guidelines and restrictions, the availability of other comparable investment opportunities and Loomis Sayles’ desire to treat all accounts fairly and equitably over time. Loomis Sayles maintains Trade Allocation and Aggregation Policies and Procedures to mitigate the effects of these potential conflicts as well as other types of conflicts of interest. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises or that Loomis Sayles will treat all accounts identically. Conflicts of interest also arise to the extent a Portfolio Manager short sells a stock or otherwise takes a short position in one client account but holds that stock long in other accounts, including the Fund(s), or sells a stock for some accounts while buying the stock for others, and through the use of “soft dollar arrangements,” which are discussed in Loomis Sayles’ Brokerage Allocation Policies and Procedures and Loomis Sayles’ Trade Aggregation and Allocation Policies and Procedures.

Compensation: Loomis Sayles believes that Portfolio Manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients. Mr. Hamzaogullari’s compensation has four components: a competitive base salary, an annual incentive bonus driven by investment performance, participation in a long-term incentive plan (with an annual and a post-retirement payout), and a revenue sharing bonus if certain revenue thresholds and performance hurdles are met.

Maximum variable compensation potential is a multiple of base salary and reflects performance achievements relative to peers with similar disciplines. The performance review considers the asset class, manager experience, and maturity of the product. The incentive compensation is based on trailing strategy performance and is weighted at one third for the three-year period, one third for the five- year period and one third for the ten-year period. He also receives performance based compensation as Portfolio Manager for a private investment fund. The Firm’s senior management reviews the components annually.

In addition, Mr. Hamzaogullari participates in the Loomis Sayles profit sharing plan, in which Loomis Sayles makes a contribution to the retirement plan of each employee based on a percentage of base salary (up to a maximum amount). He may also participate in the Loomis Sayles deferred compensation plan which requires all employees to defer 50% of their annual bonus if in excess of a certain dollar amount, except for those employees who will be age 61 or older on the date the bonus is awarded. These amounts are deferred over a two year period with 50% being paid out one year from the bonus anniversary date and the second 50% being paid out two years from the bonus anniversary date. These deferrals are deposited into an investment account on the employee's behalf, but the employee must be with Loomis Sayles on the vesting dates in order to receive the deferred bonus.

Wellington Management

Other Accounts Managed

The following table sets forth other accounts for which the Victory Science & Technology Fund's portfolio managers were primarily responsible for the day-to-day portfolio management as of April 30, 2026.

	Registered		Other Pooled
	Investment		Investment		Other
	Companies		Vehicles		Accounts
		Total		Total		Total
	Number	Assets	Number	Assets	Number	Assets
	of	(in	of	(in	of	(in
Name	Accounts	Millions)	Accounts	Millions)	Accounts	Millions)
Bruce L. Glazer	9	$540	24	$1,674	45	$782
Brian Barbetta	11	$5,050	29	$2,184	62	$2,679
Tom DeLong	8	$1,264	10	$212	29	$1,404
Jeremy Hartman	8	$1,663	16	$497	60	$2,036

The following table lists the number and types of Performance-Based accounts managed by each individual and assets under management in those accounts as of the fiscal year ended April 30, 2026.

	Registered		Other Pooled
	Investment		Investment		Other
	Companies		Vehicle		Accounts
		Total		Total		Total
	Number	Assets	Number	Assets	Number	Assets
	of	(in	of	(in	of	(in
Name	Accounts	Millions)	Accounts	Millions)	Accounts	Millions)
Bruce L. Glazer	1	$43	8	$1,279	3	$ 43

Brian Barbetta	2	$3,612	7	$211	6	$298
Tom DeLong	0	$—	5	$110	6	$267
Jeremy Hartman	0	$—	5	$193	6	$464

Conflicts of Interest: Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The Fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Funds (“Investment Professionals”) generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Funds. The Investment Professionals make investment decisions for each account, including the relevant Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant Fund.

An Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Fund, or make investment decisions that are similar to those made for the relevant Fund, both of which have the potential to adversely impact the relevant Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, an Investment Professional may purchase the same security for the relevant Fund and one or more other accounts at or about the same time. In those instances the other accounts will have access to their respective holdings prior to the public disclosure of the relevant Fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Funds. Messrs. Corry, Shakin, and White also manage accounts that pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the Investment Professionals are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional. Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

Compensation: Wellington Management receives a fee based on the assets under management of the Fund as set forth in the Investment Subadvisory Agreement between Wellington Management and the Manager on behalf of the Fund. Wellington Management pays its investment professionals out of its total revenues, including the advisory fees earned with respect to the Fund. The following information relates to the fiscal year ended April 30, 2026.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of the Fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Fund (the “Investment Professionals”) includes a base salary and incentive components. The base salary for each Investment Professional who is a partner (a “Partner”) of Wellington Management Group LLP, the ultimate holding company of Wellington Management, is generally a fixed amount determined by the managing partners of Wellington Management Group LLP. The base salary for the other Investment Professional is determined by the Investment Professional's experience and performance in his role as an Investment Professional. Base salaries for Wellington Management's employees are reviewed annually and may be adjusted based on the recommendation of an Investment Professional's manager, using guidelines established by Wellington Management's Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund managed by the Investment Professional and generally each other account managed by such Investment Professional. Each Investment Professional’s incentive payment relating to the Fund is linked to the gross pre-tax performance of the portion of the Fund managed by the Investment Professional compared to the benchmark index and/or peer group identified below over one-, three- and five-year periods, with an emphasis on five-year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Investment Professionals, including accounts with performance fees.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Investment Professionals also may be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors. Each Partner is eligible to participate in a Partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Messrs. Glazer, Barbetta, and Wantman are Partners.

Fund	Benchmark Index and/or Peer Group for Incentive Period

Victory Science & Technology Fund (Science Portion)

Victory Science & Technology Fund (Technology Portion)

Effective 4/1/2016, S&P Composite 1500 Health Care Index; 8/1/2015 through 3/31/2016, S&P North American Healthcare Index.

S&P North American Technology Sector Index (TR)

Portfolio Ownership: As of the fiscal year ended April 30, 2026, no portfolio managers of Wellington Management beneficially owned any shares of the Fund.

If you wish to obtain more information, please call the Victory Funds at 800-235-8396 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

34295-00-1126